Note 7 - Capital Stock and Reserves	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
7.	CAPITAL STOCK AND RESERVES

Authorized capital stock

Unlimited number of common shares without par value

Issued capital stock

All issued shares are fully paid.

During the period ended September 30, 2024, the Company:

a)

closed Tranche 2 of 2 on a non-brokered private placement issuing 247,471 flow-through units consisting of one flow-through common share and one non-flow-through common share purchase warrant (each, a “Warrant”) at $5.88 per unit for gross proceeds of $1,455,129 (of which $105,000 was received in March 2024 as subscriptions received in advance). The Warrants are exercisable into common shares at a price of $4.00 until April 29, 2026. If at any time, the volume-weighted average trading price of the common shares on the CSE trades on or above $6.00 for 14 consecutive trading days, the Company may elect to accelerate the expiry date of the warrants by giving notice to the holders, by way of a news release, that the warrants will expire 30 calendar days following the date of such notice. The Company also paid a cash finder’s fees of $175 on the financing and issued 51 finder’s warrants (valued at $100), entitling the holder to purchase one common share at a price of $3.40 per share. All warrants and finder’s warrants are exercisable for a period of 24 months from the date of issuance expiring April 29, 2026. All securities issued under the second tranche will be subject to a hold period of four months and one day from the date of issuance. The Company also incurred legal and filing fees of $22,869 on the private placement. A value of $57,012 was attributed to the flow-through premium liability and $480,100 was allocated to reserves in connection with the financing. The Company is committed to incur a total of $1,455,129 of qualifying Canadian Exploration Expenses (“CEE”) on or before December 31, 2025. As at September 30, 2024, the Company has spent $88,972 in qualifying CEE.

a)	issued 28,818 common shares at a value of $100,000 as part of the annual payment due under the Peg North Property option agreement (see Note 4).
b)	issued 12,106 common shares at a value of $50,000 as a part of the acquisition payments for the Jean Lake option agreement (see Note 4).

Stock Incentive Plan:

The Board of Directors adopted the Company’s 2023 Stock Incentive Plan under which allows the Company to grant equity-based incentive awards (each, an “Award”) in the form of stock options (“Options”), restricted stock units (“RSUs”), preferred stock units (“PSUs”) and deferred stock units (“DSUs”) to executive, officers, directors, employees, and consultants. The Stock Incentive Plan was ratified by shareholders at the AGSM on January 25, 2024, and is a fixed number share plan providing an aggregate maximum number of common shares that may be issued upon the exercise or settlement of Awards granted under the plan, not to exceed 850,000 common shares, subject to the adjustment provisions provided within the plan.

Stock options:

The Company’s Stock Option plan allows for the Board to grant stock options to Executives Officers, Directors, employees and consultants up to 10% of the issued and outstanding common stock of the Company.

During the period ended September 30, 2024, the Company:

a)

granted stock options for 36,000 shares to a consultant of the Company. The options are exercisable at $3.91 (USD $2.84) per share for five years with an estimated fair value of $112,200 and vest immediately.

b)	had 52,500 stock options that were forfeited, resulting in a reallocation of share-based reserves of $278,337 from reserves to deficit.

Stock option transactions for the period ended September 30, 2024, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance September 30, 2024	Exercisable

March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	(20,000)	42,000	42,000
December 13, 2025	$9.50	21,000	-	-	-	21,000	21,000
March 26, 2026	$3.30	20,000	-	-	-	20,000	20,000
August 25, 2026	$5.65	17,500	-	-	-	17,500	17,500
September 6, 2026	$6.60	40,000	-	-	(7,500)	32,500	32,500
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	20,000	-	-	-	20,000	20,000
September 6, 2028	$6.60	85,000	-	-	(25,000)	60,000	60,000
February 15, 2029	$3.98	20,000	-	-	-	20,000	20,000
July 23, 2029	$3.91	-	36,000	-	-	36,000	36,000

Total		333,500	36,000	-	(52,500)	317,000	317,000

Weighted average exercise price		$7.38	$3.81	$-	$7.51	$6.96	$6.96

Weighted average remaining life (years)		2.61				2.51

Stock option transactions for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	333,500	333,500

Weighted average exercise price		$10.81	$5.87	$4.70	$9.95	$7.38	$7.38

Weighted average remaining life (years)		2.57				2.61

The average market price of the 36,000 options exercised was $4.95 per share.

The fair value of stock options granted was calculated using the Black-Scholes option pricing model with the following weighted average assumptions.

	September 30, 2024	March 31, 2024

Fair value per option	$3.12	$5.42
Exercise price	$3.91	$5.49
Expected life (years)	5.00	3.50
Interest rate	3.33%	4.17%
Annualized volatility (based on historical volatility)	109%	108%
Dividend yield	0.00%	0.00%

Performance Stock Options:

During the three months and six months ended September 30, 2024, the Company recorded $Nil (three months ended September 30, 2023 - $15,787; six months ended September 30, 2023 - $31,574) as share-based compensation for performance stock options.

No performance stock option transactions were incurred during the period ended September 30, 2024. During the year ended March 31, 2024, 15,000 performance stock options expired.15,000 performance-based stock option expired.

Warrants:

A continuity of the warrants granted for the period ended September 30, 2024, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance September 30, 2024

August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000
March 13, 2026		$4.00	341,592	-	-	-	341,592
April 29, 2026		$4.00	-	247,471	-	-	247,471

Total			1,141,592	247,471	-	-	1,389,063

Weighted average exercise price			$5.58	$4.00	$-	$-	$5.30

Weighted average remaining life (years)			3.67				3.46

A continuity of the warrants granted for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			0.67				3.67

The fair value of warrants was allocated to reserves and calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	September 30, 2024	March 31, 2024

Fair value per warrant	$1.94	$3.77
Exercise price	$4.00	$4.00
Expected life (years)	2.00	2.00
Interest rate	4.30%	3.50%
Annualized volatility (based on historical volatility)	100%	111%
Dividend yield	0.00%	0.00%

The Company records warrants with an exercise price that is in a currency that is different from the functional currency as a derivative liability. Any gains or losses are recorded in the consolidated statements of comprehensive loss as they relate to the issue of warrants recorded on the Company’s balance sheet as a derivative liability measured at fair value through profit or loss. The fair value of the 800,000 transferrable warrants ($823,597) issued on August 24, 2023, are quoted on the NASDAQ. The warrant derivative liability was calculated using following assumptions:

	As at September 30, 2024	As at March 31, 2024	As at August 24, 2023

Number of warrants outstanding	800,000	800,000	800,000
Warrant price at valuation date	$0.40 USD	$0.61 USD	$0.76 USD
Exchange rate	1.3514	1.35397	1.35460
Fair value of warrants outstanding (derivative liability)	$428,663	$656,946	$823,597

Agent warrants:

A continuity of the agent warrants granted for the period ended September 30, 2024 is as follows:

Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Cancelled / Expired	Balance September 30, 2024

August 19, 2024		$10.00	5,765	-	-	(5,765)	-
August 21, 2028	$	USD 6.25	40,000	-	-	-	40,000
March 13, 2026		$3.40	3,274	-	-	-	3,274
April 29, 2026		$3.40	-	51	-	-	51

Total			49,039	51	-	-	43,325

Weighted average exercise price			$6.50	$3.40	$-	$-	$6.03

Weighted average remaining life (years)			2.94				3.88

During the year ended March 31, 2024, the Company issued 40,000 warrants to certain underwriters/agents in connection with private placement financings which are subject to cashless exercise. A continuity of the agent warrants granted is as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted		Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765		-	-	-	5,765
August 21, 2028	$	USD 6.25	-		40,000	-	-	40,000
March 13, 2026		$3.40	-		3,274	-	-	3,274

Total			5,765		43,274	-	-	49,039

				$	USD 6.25
Weighted average exercise price			$10.00	$	CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)								2.94

The fair value of agent warrants was calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	September 30, 2024	March 31, 2024

Fair value per agent warrants	$1.96	$7.95
Exercise price	$4.00	$8.09
Expected life (years)	2.00	4.78
Interest rate	4.30%	4.09%
Annualized volatility (based on historical volatility)	101%	113%
Dividend yield	0.00%	0.00%